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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC

Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick

Title:   Vice President

Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

/s/ Paul A. Frick    West Conshohocken, PA    2/14/12
-----------------    ---------------------    -------
  [Signature]           [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    No.    Form 13F File Number    Name

    1      28-2635                 Gardner Russo & Gardner
    2      28-1646                 SASCO Capital, Inc.

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $145,724
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    3      28-11063                     Permit Capital GP, L.P.

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
                                                               VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                      --------------   -----   ---------  -------  ---  ---- ---------- -------- ---- ------ ----
CITIGROUP INC                          COM NEW     172967424   2,534      96,317  SH         OTHER        3     X
DELL INC                                 COM       24702R101   2,369     161,959  SH         OTHER        3     X
FLOWSERVE CORP                           COM       34354P105   2,098      21,120  SH         OTHER        3     X
GAMESTOP CORP                        CLASS A NEW   36467W109   1,207      50,015  SH         OTHER        3     X
GENERAL ELECTRIC                         COM       369604103   2,864     159,931  SH         OTHER        3     X
GOLDMAN SACHS GROUP INC                  COM       38141G104   2,315      25,600  SH         OTHER        3     X
GOOGLE INC                             CLASS A     38259P508   1,712       2,650  SH         OTHER        3     X
HARRIS CORP                              COM       413875105   1,110      30,800  SH         OTHER        3     X
INTERDIGITAL CORP                        COM       45867G101   1,089      25,000  SH         OTHER        3     X
IPASS INC                                COM       46261V108     186     133,468  SH         OTHER        3     X
IRON MTN INC                             COM       462846106     633      20,545  SH         OTHER        3     X
JOHNSON & JOHNSON                        COM       478160104   3,305      50,400  SH         OTHER        3     X
LIBERTY INTERACTIVE CORP            INT COM SER A  53071M104   4,059     250,323  SH         OTHER        3     X
MASTERCARD INC                         CLASS A     57636Q104     746       2,000  SH         OTHER        3     X
MCKESSON CORP                            COM       58155Q103   2,415      31,000  SH         OTHER        3     X
MICROSOFT CORP                           COM       594918104   2,417      93,100  SH         OTHER        3     X
NEWCASTLE INVESTMENT CORP                COM       65105M108     659     141,615  SH         OTHER        3     X
NOBLE CORP                               COM       H5833N103   1,404      46,450  SH         OTHER        3     X
ORACLE INC                               COM       68389X105   1,875      73,100  SH         OTHER        3     X
PHILIP MORRIS INTL INC                   COM       718172109   1,813      23,100  SH         OTHER        3     X
SBA COMMUNICATIONS CORP                  COM       78388J106  87,025   2,025,729  SH         OTHER        3     X
SPRINT NEXTEL CORP                    COM SER 1    852061100   1,332     569,200  SH         OTHER        3     X
VIACOM INC                             CLASS B     92553P201   1,753      38,600  SH         OTHER        3     X
VODAFONE GROUP PLC                  SPONS ADR NEW  92857W209   2,222      79,275  SH         OTHER        3     X
WILLIAMS COS INC DEL                     COM       969457100   1,321      40,000  SH         OTHER        3     X

ALTRIA GROUP INC                         COM       02209S103     925      31,200  SH         OTHER      1,3     X
ANNHEUSER BUSCH INBEV SA/NV           SPONS ADR    03524A108     704      11,550  SH         OTHER      1,3     X
BERKSHIRE HATHAWAY INC DEL              CL A       084670108   1,836          16  SH         OTHER      1,3     X
BERKSHIRE HATHAWAY INC DEL              CL B       084670702     124       1,625  SH         OTHER      1,3     X
BROWN FORMAN CORP                       CL A       115637100     634       8,000  SH         OTHER      1,3     X
COMCAST CORP NEW                      CL A SPL     20030N200     399      16,925  SH         OTHER      1,3     X
MARTIN MARIETTA MATLS INC                COM       573284106     452       6,000  SH         OTHER      1,3     X
MASTERCARD INC                         CLASS A     57636Q104   1,027       2,754  SH         OTHER      1,3     X
PHILIP MORRIS INTL INC                   COM       718172109   2,668      34,000  SH         OTHER      1,3     X
SCRIPPS NETWORKS INTERACTIVE          CL A COM     811065101     249       5,875  SH         OTHER      1,3     X
WASHINGTON POST CO                      CL B       939640108     188         500  SH         OTHER      1,3     X
WELLS FARGO & CO NEW                     COM       949746101     901      32,675  SH         OTHER      1,3     X
UNILEVER NV                          NY SHS NEW    904784704     875      25,450  SH         OTHER      1,3     X

BALL CORP                                COM       058498106     162       4,550  SH         OTHER      2,3     X
BEAM INC                                 COM       073730103     172       3,350  SH         OTHER      2,3     X
BIG LOTS INC                             COM       089302103     225       5,950  SH         OTHER      2,3     X
CON-WAY INC                              COM       205944101      55       1,900  SH         OTHER      2,3     X
CONSOL ENERGY                            COM       20854P109     147       4,000  SH         OTHER      2,3     X
CROWN HOLDINGS INC                       COM       228368106     186       5,550  SH         OTHER      2,3     X
DEVON ENERGY                             COM       25179M103     127       2,050  SH         OTHER      2,3     X
DOMINION RESOURCES                       COM       25746U109     207       3,900  SH         OTHER      2,3     X
DOW CHEMICAL CO                          COM       260543103     112       3,900  SH         OTHER      2,3     X
FMC CORP                                 COM       302491303      56         650  SH         OTHER      2,3     X
FORTUNE BRANDS HOME & SEC                COM       34964C106     113       6,650  SH         OTHER      2,3     X
GENON ENERGY INC                         COM       37244E107      68      26,000  SH         OTHER      2,3     X
INTERNATIONAL PAPER                      COM       460146103      37       1,260  SH         OTHER      2,3     X
MASCO CORP                               COM       574599106      52       5,000  SH         OTHER      2,3     X
ONEOK INC                                COM       682680103     139       1,600  SH         OTHER      2,3     X
OWENS CORNING                            COM       690742101     149       5,200  SH         OTHER      2,3     X
OWENS ILLINOIS NEW                       COM       690768403     178       9,200  SH         OTHER      2,3     X
PACKAGING CORP OF AMERICA                COM       695156109     119       4,700  SH         OTHER      2,3     X
PENNY J.C.                               COM       708160106     151       4,300  SH         OTHER      2,3     X
RAYTHEON NEW                             COM       755111507     227       4,700  SH         OTHER      2,3     X
REPUBLIC SERVICES INC.                   COM       760759100     219       7,950  SH         OTHER      2,3     X
SAFEWAY INC NEW                          COM       786514208     243      11,550  SH         OTHER      2,3     X
SARA LEE CORP                            COM       803111103     253      13,350  SH         OTHER      2,3     X
SUNOCO INC                               COM       86764P109     168       4,100  SH         OTHER      2,3     X
THOMAS & BETTS                           COM       884315102     158       2,900  SH         OTHER      2,3     X
WASTE MANAGEMENT                         COM       94106L109     121       3,700  SH         OTHER      2,3     X
WEYERHAEUSER CO                          COM       962166104      88       4,700  SH         OTHER      2,3     X
WILLIAMS COS                             COM       969457100     236       7,150  SH         OTHER      2,3     X
XYLEM INC                                COM       98419M100     109       4,250  SH         OTHER      2,3     X